Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Summary of Aggregate Share-based Compensation Expense (Income)
A summary of the Company’s aggregate share-based compensation expense (income) is shown below. Substantially all share-based compensation expense (income) is included in general and administrative expense (income) on the consolidated statements of operations.

	Year Ended December 31,
	2024	2023
Incentive Units	$91,307	$(17,230)
Restricted Share Units	4,028	—

Total share-based compensation expense (income)	$95,335	$(17,230)

Schedule of NDB and LBH Incentive Units Granted and Fair Values
The NDB Incentive Units prior to the modification date were estimated using a Monte Carlo Simulation with the following inputs to determine the modification date fair values:

	6/30/2024	12/31/2023
Estimated equity value	$1,541,210	$811,521
Expected life (in years)	1.7	2.8
Risk-free interest rate	4.7%	4.0%
Dividend yield	0%	0%
Volatility	40%	42%
Marketability discount	18-19%	24-26%

LBH Incentive Units granted during the year were estimated using a Monte Carlo Simulation with the following inputs at each of the following grant dates:

	7/1/2024 (1)	7/18/2024	10/29/2024	12/9/2024
Share price	$22.96	$28.45	$53.84	$62.29
Expected life (in years)	1.5	2.0	2.2	2.1
Risk-free interest rate	4.8%	4.4%	4.0%	4.0%
Dividend yield	0%	0%	0%	0%
Volatility	40% -225%	40% -132%	35% -72%	40% -76%
Marketability discount	11% - 32%	12% - 30%	12% - 22%	13% - 22%

(1)	The LBH Incentive Units utilized the same inputs for the modification date fair value as it occurred on the same date as the July 1, 2024 grant date.

Summary of LBH Incentive Units Activity
A summary of LBH Incentive Units activity du
rin
g the year ended December 31, 2024 is shown in the following table:

	Incentive Units	Weighted Average Grant Date Fair Value	Weighted Average Remaining Contractual Term (years)
Outstanding at December 31, 2023 (1)	9,992	$3,590
Granted	21,070	3,712
Forfeited	(1,042)	3,591

Outstanding at December 31, 2024 (2)	30,020	$5,130	1.46

(1)
Prior to the Division, incentive units outstanding at December 31, 2023 were the NDB Incentive Units. The per unit amount reflected is the weighted average fair value per unit as of the measurement date as required for liability accounting.

(2)
The units outstanding as of December 31, 2024 reflect the effects of the Division and only include the LBH Incentive Units. The grant date fair value per unit amount includes the modification date weighted average per unit fair value of $7,959 per unit.

Summary of RSU Activity
A summary of RSU activity during the year ended December 31, 2024 is shown in the following table:

	RSUs	Weighted Average Grant Date Fair Value	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Outstanding at December 31, 2023	—	$—	—	$—
Granted	772,854	31.36
Forfeited	(23,325)	31.16
Vested	—	—

Outstanding at December 31, 2024	749,529	$31.37	1.46	$48,420